OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Brazil: 0.7%
72,927		Banco do Brasil S.A.	$837,847	0.3
66,163		Petroleo Brasileiro SA ADR	643,104	0.3
47,617		Sul America SA	236,254	0.1
			1,717,205	0.7

		Canada: 0.4%
83,220		Barrick Gold Corp.	989,486	0.4

		China: 0.7%
106,700		Tencent Holdings Ltd.	1,711,830	0.7

		France: 3.1%
101,590		AXA S.A.	2,453,724	1.0
17,024	@	Criteo SA ADR	687,429	0.3
48,618		Total S.A.	2,713,007	1.1
30,049		Vinci S.A.	1,623,689	0.7
			7,477,849	3.1

		Germany: 4.1%
13,781		Allianz AG	2,372,781	1.0
19,520		Bayerische Motoren Werke AG	2,229,902	0.9
50,710		Deutsche Bank AG	1,654,734	0.7
7,763		Linde AG	1,461,158	0.6
17,062		Siemens AG	2,016,691	0.9
			9,735,266	4.1

		Hong Kong: 1.1%
438,925		AIA Group Ltd.	2,530,734	1.1

		Israel: 1.5%
23,457	@	Check Point Software Technologies	1,813,461	0.8
34,482		Nice Systems Ltd. ADR	1,628,585	0.7
			3,442,046	1.5

		Japan: 6.6%
169,700		Itochu Corp.	1,950,944	0.8
59,800		Japan Tobacco, Inc.	1,916,927	0.8
5,300		Keyence Corp.	2,449,531	1.0
446,300		Mitsubishi UFJ Financial Group, Inc.	2,570,390	1.1
85,300		Sumitomo Mitsui Financial Group, Inc.	3,202,599	1.4
59,400		Toyota Motor Corp.	3,651,885	1.5
			15,742,276	6.6

		Malaysia: 0.0%
100		Malayan Banking BHD	279	0.0

		Mexico: 0.8%
12,408		Fomento Economico Mexicano SAB de CV ADR	1,204,072	0.5
112,093		Grupo Financiero Banorte	630,818	0.3
			1,834,890	0.8

		Netherlands: 1.1%
21,179		Airbus Group NV	1,290,162	0.6
49,044		Reed Elsevier NV	1,205,762	0.5
			2,495,924	1.1

		Norway: 0.4%
94,211		Subsea 7 SA	939,067	0.4

		Peru: 0.2%
57,503		Cia de Minas Buenaventura SAA ADR	531,903	0.2

		Poland: 0.7%
11,024		Powszechny Zaklad Ubezpieczen SA	1,567,014	0.7

		Russia: 0.4%
160,377		Sberbank of Russia ADR	986,479	0.4

		Singapore: 1.1%
167,000		DBS Group Holdings Ltd.	2,537,903	1.1

		South Korea: 0.5%
1,080		Samsung Electronics Co., Ltd.	1,251,263	0.5

		Spain: 1.1%
155,895		Telefonica S.A.	2,499,041	1.1

		Switzerland: 6.4%
20,139		Cie Financiere Richemont SA	1,891,681	0.8
52,070		Nestle S.A.	3,905,998	1.6
47,722		Novartis AG	4,614,835	1.9
16,429		Roche Holding AG - Genusschein	4,916,224	2.1
			15,328,738	6.4

		Taiwan: 1.1%
107,101		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,513,661	1.1

		Turkey: 0.4%
228,054		Akbank TAS	923,169	0.4

		United Kingdom: 7.6%
375,721		Barclays PLC	1,433,776	0.6
355,381		BP PLC	2,326,880	1.0
266,995		HSBC Holdings PLC	2,656,813	1.1
137,584		Prudential PLC	3,320,790	1.4
63,562		Rio Tinto PLC	2,954,556	1.2
82,304		Scottish & Southern Energy PLC	2,106,329	0.9
67,768		Standard Chartered PLC	990,815	0.4
114,559		WPP PLC	2,395,369	1.0
			18,185,328	7.6

		United States: 57.7%
31,462	@	Adobe Systems, Inc.	2,318,120	1.0
12,411		Air Products & Chemicals, Inc.	1,785,074	0.7
10,833		Allegion Public Ltd.	583,357	0.2
62,133		Altria Group, Inc.	3,122,805	1.3
37,219		American Airlines Group, Inc.	1,806,238	0.8

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

46,626	American Electric Power Co., Inc.	$2,683,326	1.1
140,398	Bank of America Corp.	2,392,382	1.0
5,897	@ Biogen Idec, Inc.	1,814,448	0.8
75,684	Blackstone Group LP	2,536,928	1.1
74,390	Carnival Corp.	3,285,062	1.4
23,100	Celgene Corp.	2,626,239	1.1
120,271	Cisco Systems, Inc.	3,324,290	1.4
81,496	Citigroup, Inc.	4,398,339	1.8
57,445	Comcast Corp. – Class A	3,276,663	1.4
46,915	CVS Caremark Corp.	4,286,154	1.8
35,082	Cytec Industries, Inc.	1,687,444	0.7
24,436	Delta Airlines, Inc.	1,140,428	0.5
88,201	EMC Corp.	2,676,900	1.1
77,389	Freeport-McMoRan, Inc.	2,077,895	0.9
152,482	General Electric Co.	4,039,248	1.7
19,805	@ Gilead Sciences, Inc.	1,986,838	0.8
16,580	Goldman Sachs Group, Inc.	3,123,838	1.3
3,781	Google, Inc.	2,048,659	0.9
4,256	Google, Inc. – Class A	2,336,884	1.0
36,860	Halliburton Co.	1,555,492	0.7
22,992	Hess Corp.	1,676,806	0.7
23,723	Honeywell International, Inc.	2,350,238	1.0
32,499	Ingersoll-Rand PLC - Class A	2,049,387	0.9
68,105	JPMorgan Chase & Co.	4,097,197	1.7
27,409	Kellogg Co.	1,815,846	0.8
55,189	Marathon Oil Corp.	1,596,066	0.7
11,821	@ Medivation, Inc.	1,369,936	0.6
74,089	Merck & Co., Inc.	4,474,976	1.9
44,761	Metlife, Inc.	2,489,159	1.0
82,152	Microsoft Corp.	3,927,687	1.6
73,667	@ Mylan Laboratories	4,317,623	1.8
33,183	NetApp, Inc.	1,411,937	0.6
32,687	Nike, Inc.	3,245,492	1.4
69,913	Nuance Communications, Inc.	1,057,784	0.4
28,352	Occidental Petroleum Corp.	2,261,639	0.9
87,312	Oracle Corp.	3,702,902	1.6
154,770	Pfizer, Inc.	4,821,085	2.0
45,909	PPL Corp.	1,631,147	0.7
40,418	Procter & Gamble Co.	3,655,000	1.5
32,744	Qualcomm, Inc.	2,387,038	1.0
33,688	@ Sensata Technologies Holdings N.V.	1,669,914	0.7
28,099	Target Corp.	2,079,326	0.9
998	Transocean Ltd - RIGN	20,921	0.0
44,622	Transocean Ltd.	937,508	0.4
31,851	UnitedHealth Group, Inc.	3,141,464	1.3
36,361	Walt Disney Co.	3,363,756	1.4
97,257	@ Weatherford International PLC	1,274,067	0.5
91,060	Wells Fargo & Co.	4,960,949	2.1
12,977	Wesco International, Inc.	1,069,175	0.4
21,265	Yum! Brands, Inc.	1,642,721	0.7
		137,411,797	57.7

	Total Common Stock
	(Cost $189,428,340)	232,353,148	97.7

RIGHTS: 0.0%
	Spain: 0.0%
155,895	Telefonica SA	71,336	0.0

	Total Rights
	(Cost $65,699)	71,336	0.0

	Total Investments in Securities (Cost $189,494,039)	$232,424,484	97.7
	Assets in Excess of Other Liabilities	5,548,141	2.3
	Net Assets	$237,972,625	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $189,844,392.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,708,125
Gross Unrealized Depreciation	(11,128,033)

Net Unrealized Appreciation	$42,580,092

Sector Diversification	Percentage of Net Assets
Financials	23.1%
Information Technology	15.7
Health Care	14.3
Consumer Discretionary	11.9
Industrials	9.2
Consumer Staples	8.3
Energy	6.7
Materials	4.7
Utilities	2.7
Telecommunication Services	1.1
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,717,205	$–	$–	$1,717,205
Canada	989,486	–	–	989,486
China	–	1,711,830	–	1,711,830
France	687,429	6,790,420	–	7,477,849
Germany	–	9,735,266	–	9,735,266
Hong Kong	–	2,530,734	–	2,530,734
Israel	3,442,046	–	–	3,442,046
Japan	–	15,742,276	–	15,742,276
Malaysia	–	279	–	279
Mexico	1,834,890	–	–	1,834,890
Netherlands	–	2,495,924	–	2,495,924
Norway	–	939,067	–	939,067
Peru	531,903	–	–	531,903
Poland	–	1,567,014	–	1,567,014
Russia	986,479	–	–	986,479
Singapore	–	2,537,903	–	2,537,903
South Korea	–	1,251,263	–	1,251,263
Spain	–	2,499,041	–	2,499,041
Switzerland	–	15,328,738	–	15,328,738
Taiwan	2,513,661	–	–	2,513,661
Turkey	–	923,169	–	923,169
United Kingdom	–	18,185,328	–	18,185,328
United States	137,390,876	20,921	–	137,411,797
Total Common Stock	150,093,975	82,259,173	–	232,353,148
Rights	–	71,336	–	71,336
Total Investments, at fair value	$150,093,975	$82,330,509	$–	$232,424,484
Other Financial Instruments+
Forward Foreign Currency Contracts	–	562,563	–	562,563
Futures	386,414	–	–	386,414
Total Assets	$150,480,389	$82,893,072	$–	$233,373,461
Liabilities Table
Other Financial Instruments+
Futures	$(20,866)	$–	$–	$(20,866)
Written Options	–	(4,436,118)	–	(4,436,118)
Total Liabilities	$(20,866)	$(4,436,118)	$–	$(4,456,984)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2014, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

BNP Paribas Bank	British Pound	11,267,801	Sell	12/30/14	$17,782,832	$17,597,616	$185,216
BNP Paribas Bank	EU Euro	17,652,226	Sell	12/30/14	22,099,457	21,953,084	146,373
Royal Bank of Scotland Group PLC	Japanese Yen	1,794,302,908	Sell	12/30/14	15,264,376	15,123,012	141,364
Royal Bank of Scotland Group PLC	Swiss Franc	14,549,107	Sell	12/30/14	15,149,749	15,063,984	85,765
Royal Bank of Scotland Group PLC	British Pound	269,365	Sell	12/30/14	$424,529	$420,684	$3,845
							$562,563

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

At November 30, 2014, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50®	184	12/19/14	$7,422,141	$240,059
FTSE 100 Index	70	12/19/14	7,359,731	(20,866)
Nikkei 225 Index (SGX)	51	12/11/14	3,746,115	29,784
S&P 500 E-Mini	119	12/19/14	12,294,485	116,571
			$30,822,472	$365,548

At November 30, 2014, the following over-the-counter written options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Notional Amount or Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Barclays Bank PLC	Call on EURO STOXX 50® Index	3,112.026 EUR	12/19/14	$65,872	$(182,738)
1,000	Barclays Bank PLC	Call on EURO STOXX 50® Index	3,197.250 EUR	01/09/15	58,162	(119,402)
1,200	BNP Paribas Bank	Call on EURO STOXX 50® Index	2,992.410 EUR	12/05/14	95,623	(384,281)
800	Barclays Bank PLC	Call on FTSE 100 Index	6,337.800 GBP	12/05/14	127,529	(481,330)
800	BNP Paribas Bank	Call on FTSE 100 Index	6,760.300 GBP	01/09/15	78,067	(85,661)
800	Citigroup, Inc.	Call on FTSE 100 Index	6,619.040 GBP	12/19/14	81,570	(163,092)
25,100	Citigroup, Inc.	Call on Nikkei 225 Index	15,076.360 JPY	12/05/14	75,131	(504,597)
24,300	Citigroup, Inc.	Call on Nikkei 225 Index	17,274.820 JPY	12/19/14	73,313	(96,212)
24,400	Citigroup, Inc.	Call on Nikkei 225 Index	17,777.690 JPY	01/09/15	77,875	(74,595)
11,100	Barclays Bank PLC	Call on S&P 500 Index	1,914.880 USD	12/05/14	296,050	(1,695,982)
11,200	BNP Paribas Bank	Call on S&P 500 Index	2,079.290 USD	01/09/15	280,336	(278,841)
11,300	Citigroup, Inc.	Call on S&P 500 Index	2,048.050 USD	12/19/14	249,760	(369,387)
		Total Written OTC Options			$1,559,288	$(4,436,118)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$562,563
Interest rate contracts	Futures contracts	386,414
Total Asset Derivatives		$948,977

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$20,866
Equity Contracts	Written options	4,436,118
Total Liability Derivatives		$4,456,984

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Royal Bank of Scotland Group PLC	Totals
Assets:
Forward foreign currency contracts	$-	$331,589	$-	$230,974	$562,563
Total Assets	$-	$331,589	$-	$230,974	$562,563

Liabilities:
Written options	2,479,452	748,783	1,207,883	-	4,436,118
Total Liabilities	$2,479,452	$748,783	$1,207,883	$-	$4,436,118

Net OTC derivative instruments by counterparty, at fair value	$(2,479,452)	$(417,194)	$(1,207,883)	$230,974	(3,873,555)

Total collateral pledged by the Fund/(Received from counterparty)	$1,500,000	$(280,000)	$-	$(1,640,000)	$(420,000)

Net Exposure(1)	$(979,452)	$(697,194)	$(1,207,883)	$(1,409,026)	$(4,293,555)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015